Warrants - Fair value adjustments (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation Of Changes in Warrants Outstanding [Roll Forward]
Beginning balance	£ 2,492	£ 1,273
Fair value adjustments recognized in loss	0	1,219	£ 0
Fair value adjustments recognized in profit	(1,597)	0	(6,650)
Ending balance	£ 895	£ 2,492	£ 1,273